Accounting Policies - Summary of Financial Assets Classifications Under IFRS9 (Detail)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest
Trade receivables [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest
Other receivables [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest
Other financial assets [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest
Deferred proceeds [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest
Deferred proceeds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Classification test outcomes	Loans and receivables at fair value (initial recognition) followed by amortised cost (subsequent measurement)
Deferred proceeds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Classification test outcomes	Financial assets at fair value (initial recognition) followed by amortised cost net of impairments (subsequent measurement)
Contingent proceeds [member]
Disclosure of financial assets [line items]
Classification test outcomes	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: potential variability in future payments results in changes to fair value
Contingent proceeds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Classification test outcomes	Fair value through profit or loss
Contingent proceeds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Classification test outcomes	Fair value through profit or loss